Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Summary of Investments in Community Development and Tax-advantaged VIEs (Detail) - Community Development and Tax Advantaged Investments [Member] - USD ($)
$ in Millions
	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Investment carrying amount	$ 5,257	$ 4,259
Unfunded capital and other commitments	2,499	1,743
Maximum exposure to loss	$ 9,436	$ 8,393